Statement of changes in equity (Statement) - BRL (R$)	Total	Total controlling shareholders' equity	Share Capital	Capital reserves	Treasury shares	Profit reserves	Accumulated other comprehensive income	Retained earnings	Non-controlling interest
Equity at beginning of period at Dec. 31, 2024	R$ 32,415,575,000	R$ 32,284,269,000	R$ 19,235,546,000	R$ 60,226,000	R$ (1,339,197,000)	R$ 12,978,898,000	R$ 1,348,796,000		R$ 131,306,000
Net income for the period	11,360,131,000	11,345,455,000						R$ 11,345,455,000	14,676,000
Other comprehensive income (loss)	(317,925,000)	(317,925,000)					(317,925,000)
Increase (decrease) through share-based payment transactions, equity	22,520,000	22,520,000		22,520,000
Increase (decrease) through treasury share transactions, equity	(5,157,000)	(5,157,000)		(25,126,000)	19,969,000
Stock Repurchased During The Period Value	(191,918,000)	(191,918,000)			(191,918,000)
Transactions with Shareholders, Unclaimed Dividends Forfeited	567,000	567,000						567,000
Increase (Decrease) in Equity Attributable to Additional Proposed Dividend	(9,800,000)								(9,800,000)
Fair Value Adjustments Attributable to Non-Controlling Interests	(2,688,000)								(2,688,000)
Amount Removed From Reserve Of Assets Deemed Cost Adjustment Net Of Deferred Taxes							(85,229,000)	85,229,000
Equity at end of period at Jun. 30, 2025	43,271,305,000	43,137,811,000	19,235,546,000	57,620,000	(1,511,146,000)	12,978,898,000	945,642,000	11,431,251,000	133,494,000
Equity at beginning of period at Dec. 31, 2024	32,415,575,000	32,284,269,000	19,235,546,000	60,226,000	(1,339,197,000)	12,978,898,000	1,348,796,000		131,306,000
Stock Repurchased During The Period Value	(191,918,000)
Equity at end of period at Dec. 31, 2025	43,952,173,000	43,812,045,000	24,235,546,000	80,742,000	(1,511,146,000)	20,118,234,000	888,669,000		140,128,000
Net income for the period	6,119,457,000	6,105,965,000						6,105,965,000	13,492,000
Other comprehensive income (loss)	(102,583,000)	(102,583,000)					(102,583,000)
Increase (decrease) through share-based payment transactions, equity	23,159,000	23,159,000		23,159,000
Increase (decrease) through treasury share transactions, equity	(7,921,000)	(7,921,000)		(27,031,000)	19,110,000
Stock Repurchased During The Period Value	(133,541,000)	(133,541,000)			(133,541,000)
Transactions with Shareholders, Unclaimed Dividends Forfeited	769,000	769,000						769,000
Amount Removed From Reserve Of Assets Deemed Cost Adjustment Net Of Deferred Taxes							(22,555,000)	22,555,000
Equity at end of period at Jun. 30, 2026	R$ 49,851,513,000	R$ 49,697,893,000	24,250,120,000	R$ 76,870,000	R$ (1,625,577,000)	20,103,660,000	R$ 763,531,000	R$ 6,129,289,000	R$ 153,620,000
Increase (decrease) through other changes, equity			R$ 14,574,000			R$ (14,574,000)